Prepaid Expenses and Other Current Assets (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid service fee	$ 760,548
R&D prepayments	$ 379,354